Fees Summary	Feb. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000,000
Previously Paid Amount	0
Total Fee Amount	38,275
Total Offset Amount	$ 0
Narrative Disclosure	This Amendment No. 1 to the Prospectus Supplement amends our prospectus supplement dated February 27, 2025. This amendment should be read in conjunction with the prospectus dated July 1 2022.
Net Fee	$ 38,275
Narrative - Max Aggregate Offering Price	$ 250,000,000